Significant accounting policies - Additional Information (Details) € in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€) segment	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Significant accounting policies
Impairment | €	€ 0	€ 0	€ 0
Number of reportable segments | segment	3
Maximum [Member] | Licences [member]
Significant accounting policies
Estimated useful life (in years)	10 years
Minimum [Member] | Licences [member]
Significant accounting policies
Estimated useful life (in years)	2 years